Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Schedule of carrying amount of goodwill
Balance as of January 1, 2017	$495,362

Acquisition of subsidiaries	94,851
Classifications	1,105
Foreign currency translation adjustments	25,954

Balance as of December 31, 2017	617,272
Acquisition of subsidiaries	43,394
Classifications	(18)
Foreign currency translation adjustments	(19,793)

Balance as of December 31, 2018	$640,855